Notes to the interim condensed consolidated statement of income (loss) - Other operating income and expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes to the interim condensed consolidated statement of income (loss)
Gain on disposals of assets	€ 151	€ 381
Total other operating income	151	381
Penalties	(1)
Restructuring expenses	(122)	(4,190)
Provisions - Restructuring		(3,106)
Provisions - Litigations	(614)
Share-based compensation expense		(1,288)
Allowance for doubtful accounts	(33)
Total other operating expenses	(769)	(8,583)
Other operating income (loss)	€ (619)	€ (8,202)